Fair Value Measurements - Summary of the Plan's Investments Measured at Fair Value on a Recurring Basis (Detail) - EBP 005 [Member] - USD ($)		Nov. 30, 2025	Nov. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		$ 1,421,809,481	$ 1,281,890,208
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		121,482,525	160,839,089
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		121,482,525	160,839,089
Domestic Stock Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		495,100,957	450,070,880
Domestic Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		495,100,957	450,070,880
Balanced Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		379,312,812	309,556,534
Balanced Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		379,312,812	309,556,534
Fixed Income Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		54,682,492	48,952,528
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		54,682,492	48,952,528
International Stock Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		55,586,709	40,768,977
International Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		55,586,709	40,768,977
Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		62,922,906	55,673,569
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		62,922,906	55,673,569
Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		3,971,257	4,618,322
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		3,971,257	4,618,322
Precious Metal Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		622,200	549,151
Precious Metal Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		622,200	549,151
International Stock Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		2,331,883	1,831,216
International Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		2,331,883	1,831,216
Alternative Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,671,600	1,999,865
Alternative Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,671,600	1,999,865
Fixed Income Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,530,777	1,159,307
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,530,777	1,159,307
Commodity Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		18,109	29,766
Commodity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		18,109	29,766
Other Equity Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		16,427,569	15,438,839
Other Equity Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		16,427,569	15,438,839
Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,195,661,796	1,091,488,043
Investment [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		1,195,661,796	1,091,488,043
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	[1]	$ 226,147,685	$ 190,402,165

[1]	The fair value of this investment is provided above to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.